S000004337 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
JPX-Nikkei 400 Net Total Return Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.80%	4.72%	6.23%
iShares JPX-Nikkei 400 ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	4.04%	5.78%
Performance Inception Date					Oct. 23, 2001
iShares JPX-Nikkei 400 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.85%	3.61%	5.43%
iShares JPX-Nikkei 400 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	3.18%	4.70%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through September 3, 2015 reflect the performance of the S&P/TOPIX 150. Index returns beginning on September 4, 2015 reflect the performance of the JPX-Nikkei 400 Net Total Return Index, which, effective as of September 4, 2015, replaced the S&P/TOPIX 150 as the underlying index of the Fund.